Reverse Recapitalization (Details) - Schedule of Common Stock Issued and Outstanding - Common Stock [Member]	Sep. 30, 2024 shares
Schedule of Common Stock Issued and Outstanding [Line Items]
ACAC’s common stock outstanding prior to Reverse Recapitalization	3,971,634
Less: redemption of ACAC’s common stock	(1,744,663)
Common stock issued to underwriter	43,125
Conversion of Old Foxx’s common stock into Foxx’s common stock	3,303,333
Conversion of Old Foxx’s convertible promissory notes into Foxx’s common stock	1,696,668
Total common stock outstanding	7,270,097